Document and Entity Information	Feb. 19, 2025
Prospectus:
Entity Central Index Key	0001884021
Document Type	497
Prospectus Date	Feb. 19, 2025
Document Period End Date	Feb. 19, 2025
Document Effective Date	Feb. 19, 2025
Document Creation Date	Feb. 19, 2025
Entity Registrant Name	Volatility Shares Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
One+One S&P 500 and Bitcoin ETF | One+One S&P 500 and Bitcoin ETF
Prospectus:
Trading Symbol	OOSB